UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-04847

Eclipse Funds

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York                          10010

(Address of principal executive office)                               (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

(Name and address of agent for service)

Registrant’s telephone number, including area code:         973-394-4437

Date of fiscal year end:             October 31

Date of reporting period:          January 31, 2010

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2010 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 40.5%†
	Asset-Backed Securities 0.3%
	Automobile 0.2%

	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	$1,250,000	$1,259,178

	Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, due 3/10/39	1,000,000	926,373

	Total Asset-Backed Securities (Cost $2,153,053)		2,185,551

	Convertible Bond 0.0%‡
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (a)(b)(c)(d)	177,810	18

	Total Convertible Bond (Cost $13,325)		18

	Corporate Bonds 16.3%
	Aerospace & Defense 1.2%
	Boeing Co. 4.875%, due 2/15/20	1,430,000	1,460,139
	Goodrich Corp. 4.875%, due 3/1/20	220,000	223,364
	L-3 Communications Corp. 5.20%, due 10/15/19 (e)	900,000	916,474
	Lockheed Martin Corp. 4.25%, due 11/15/19	1,200,000	1,169,019
	Northrop Grumman Corp. 5.05%, due 8/1/19	480,000	497,195
	United Technologies Corp. 7.125%, due 11/15/10	3,130,000	3,291,596
			7,557,787
	Banks 2.7%
	American Express Bank FSB 6.00%, due 9/13/17	2,000,000	2,125,026
¤	Bank of America Corp. 5.65%, due 5/1/18	5,300,000	5,349,809
	BB&T Corp. 3.375%, due 9/25/13	2,000,000	2,047,342
	Fifth Third Bancorp 4.50%, due 6/1/18	325,000	287,533
	Keycorp 6.50%, due 5/14/13	400,000	425,473
	Mellon Funding Corp. 6.375%, due 2/15/10	1,960,000	1,963,565
	Morgan Stanley 5.625%, due 9/23/19	1,100,000	1,110,233
	PNC Bank N.A. 6.875%, due 4/1/18	1,230,000	1,370,680
	Wells Fargo & Co. 3.75%, due 10/1/14	2,500,000	2,521,803
			17,201,464
	Beverages 0.4%
	Anheuser-Busch Cos., Inc. 7.50%, due 3/15/12	1,500,000	1,678,254
	Anheuser-Busch InBev Worldwide, Inc. 3.00%, due 10/15/12 (e)	1,000,000	1,031,909
			2,710,163
	Chemicals 0.7%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	1,325,000	1,357,366
	E.I. du Pont de Nemours & Co. 4.625%, due 1/15/20	1,250,000	1,257,194
	Eastman Chemical Co. 5.50%, due 11/15/19	550,000	562,041
	Monsanto Co. 7.375%, due 8/15/12	1,000,000	1,139,227
			4,315,828
	Diversified Financial Services 2.3%
	Bear Stearns Cos., Inc. (The) 5.30%, due 10/30/15	2,000,000	2,131,034
	Capital One Bank USA N.A. 8.80%, due 7/15/19	1,250,000	1,515,838
	Citigroup, Inc.
	5.85%, due 8/2/16	1,500,000	1,540,761
	6.00%, due 8/15/17	1,150,000	1,159,624
	6.50%, due 1/18/11	500,000	523,379
	General Electric Capital Corp. (MTN) 6.00%, due 8/7/19	2,500,000	2,587,707
	Goldman Sachs Group, Inc. (The) 5.95%, due 1/18/18	1,375,000	1,448,286
	HSBC Finance Corp. 6.375%, due 11/27/12	1,000,000	1,107,097
	JPMorgan Chase & Co.
	2.625%, due 12/1/10 (f)	2,000,000	2,039,346
	5.25%, due 5/1/15	1,000,000	1,040,289
			15,093,361
	Electric 1.6%
	American Transmission Systems, Inc. 5.25%, due 1/15/22 (e)	1,350,000	1,380,171
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,446,353
	Consolidated Edison Co. of New York 7.50%, due 9/1/10	3,000,000	3,111,060
	Duke Energy Ohio, Inc. 5.45%, due 4/1/19	1,000,000	1,081,617
	Georgia Power Co. 4.25%, due 12/1/19	1,000,000	987,377
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,159,659
	Peco Energy Co. 5.00%, due 10/1/14	1,225,000	1,338,703
			10,504,940
	Environmental Controls 0.2%
	Republic Services, Inc. 5.50%, due 9/15/19 (e)	1,000,000	1,037,050

	Finance - Other Services 0.3%
	National Rural Utilities Cooperative Finance Corp. 2.625%, due 9/16/12	2,100,000	2,150,083

	Food 0.6%
	Campbell Soup Co. 6.75%, due 2/15/11	1,500,000	1,595,609
	ConAgra Foods, Inc. 7.00%, due 4/15/19	600,000	694,286
	Corn Products International, Inc. 6.00%, due 4/15/17	1,130,000	1,162,138
	Safeway, Inc. 5.00%, due 8/15/19	400,000	404,224
			3,856,257
	Forest Products & Paper 0.1%
	International Paper Co. 7.30%, due 11/15/39	750,000	808,703

	Gas 0.1%
	Sempra Energy 6.50%, due 6/1/16	750,000	837,955

	Health Care - Services 0.3%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (e)	1,500,000	1,622,691

	Household Products & Wares 0.5%
	Kimberly-Clark Corp. 5.00%, due 8/15/13	3,000,000	3,295,479

	Insurance 0.7%
	Lincoln National Corp. 6.25%, due 2/15/20	1,600,000	1,652,312
	MetLife Global Funding I 5.125%, due 6/10/14 (e)	1,500,000	1,607,011
	MetLife, Inc. 6.75%, due 6/1/16	500,000	572,441
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	536,995
			4,368,759
	Lodging 0.4%
	Marriott International, Inc.
	5.625%, due 2/15/13	450,000	475,738
	6.20%, due 6/15/16	900,000	949,092
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	1,400,000	1,355,550
			2,780,380
	Machinery - Diversified 0.5%
	Deere & Co.
	5.375%, due 10/16/29	650,000	663,059
	7.85%, due 5/15/10	2,308,000	2,357,267
			3,020,326
	Media 0.7%
	CBS Corp. 4.625%, due 5/15/18	250,000	237,018
	COX Communications, Inc. 8.375%, due 3/1/39 (e)	575,000	727,623
	News America, Inc. 6.90%, due 3/1/19	400,000	458,745
	TCM Sub LLC 3.55%, due 1/15/15 (a)(e)	1,650,000	1,641,235
	Time Warner Cable, Inc. 8.25%, due 4/1/19	710,000	855,273
	Time Warner, Inc. 6.50%, due 11/15/36	225,000	239,624
			4,159,518
	Miscellaneous - Manufacturing 0.3%
	ITT Corp.
	4.90%, due 5/1/14	1,130,000	1,212,121
	6.125%, due 5/1/19	400,000	442,623
			1,654,744
	Oil & Gas 0.1%
	Marathon Oil Corp. 6.50%, due 2/15/14	612,000	688,829

	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	900,000	977,487

	Pharmaceuticals 0.1%
	GlaxoSmithKline Capital, Inc. 4.85%, due 5/15/13	800,000	869,013

	Pipelines 0.3%
	Energy Transfer Partners, L.P. 9.00%, due 4/15/19	950,000	1,171,140
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	800,000	995,567
			2,166,707
	Real Estate 0.1%
	AMB Property, L.P. 6.625%, due 12/1/19	725,000	749,633

	Real Estate Investment Trusts 0.5%
	AvalonBay Communities, Inc. 6.10%, due 3/15/20	500,000	530,072
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,450,000	1,354,931
	ERP Operating, L.P. 5.25%, due 9/15/14	922,000	970,939
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	592,132
			3,448,074
	Telecommunications 1.2%
	Cellco Partnership / Verizon Wireless Capital LLC 5.55%, due 2/1/14	2,000,000	2,205,850
	Southwestern Bell Telephone Corp. 7.00%, due 7/1/15	3,000,000	3,472,092
	Verizon Communications, Inc. 6.10%, due 4/15/18	1,950,000	2,133,977
			7,811,919
	Transportation 0.2%
	Burlington Northern Santa Fe Corp. 4.70%, due 10/1/19	500,000	500,351
	FedEx Corp. 8.00%, due 1/15/19	750,000	925,393
			1,425,744
	Total Corporate Bonds (Cost $100,114,684)		105,112,894

	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
	Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4 5.738%, due 5/10/45	1,300,000	1,305,913
	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 5.719%, due 6/11/40	900,000	846,106
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	1,800,000	1,745,789
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class A4 5.306%, due 12/10/46	900,000	812,157
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A4 5.874%, due 4/15/45	1,000,000	1,004,115
	Morgan Stanley Capital I
	Series 2006-HQ8, Class A4 5.385%, due 3/12/44	1,000,000	992,065
	Series 2007-HQ11, Class A4 5.447%, due 2/12/44	750,000	687,203

	Total Mortgage-Backed Securities (Cost $7,235,797)		7,393,348

	U.S. Government & Federal Agencies 20.8%
¤	Federal Home Loan Bank 0.8%
	4.50%, due 9/16/13	2,500,000	2,714,350
	5.50%, due 8/13/14	2,000,000	2,258,214
			4,972,564
¤	Federal Home Loan Mortgage Corporation 2.9%
	1.50%, due 1/7/11	2,500,000	2,524,763
	2.875%, due 11/23/10	2,150,000	2,194,886
	3.25%, due 2/25/11	2,000,000	2,055,872
	3.50%, due 5/29/13	2,000,000	2,109,928
	3.875%, due 6/29/11	5,500,000	5,747,560
	4.75%, due 1/18/11	2,000,000	2,082,766
	5.125%, due 4/18/11	2,000,000	2,110,228
			18,826,003
¤	Federal National Mortgage Association 1.3%
	3.625%, due 8/15/11	2,000,000	2,088,442
	4.50%, due 2/15/11	2,000,000	2,085,484
	4.875%, due 5/18/12	2,000,000	2,167,638
	5.50%, due 3/15/11	2,000,000	2,111,436
			8,453,000
	Tennessee Valley Authority 0.1%
	5.25%, due 9/15/39	600,000	605,470
	United States Treasury Bonds 0.3%
	4.375%, due 11/15/39	50,000	48,906
	4.50%, due 8/15/39	2,000,000	1,997,500
			2,046,406
¤	United States Treasury Notes 15.4%
	0.875%, due 1/31/11	6,015,000	6,048,131
	0.875%, due 2/28/11	7,400,000	7,442,779
	0.875%, due 3/31/11	6,100,000	6,135,740
	0.875%, due 4/30/11	1,050,000	1,056,029
	0.875%, due 5/31/11	10,475,000	10,537,201
	1.00%, due 7/31/11	800,000	805,531
	1.00%, due 8/31/11	2,500,000	2,516,015
	1.00%, due 12/31/11	10,500,000	10,541,832
	1.125%, due 6/30/11	185,000	186,691
	1.125%, due 12/15/11	4,500,000	4,530,762
	1.125%, due 12/15/12	11,750,000	11,683,965
	1.375%, due 4/15/12	3,000,000	3,027,423
	1.375%, due 5/15/12	14,064,000	14,182,672
	1.375%, due 9/15/12	5,875,000	5,901,161
	1.375%, due 1/15/13	850,000	850,136
	2.625%, due 6/30/14	1,960,000	2,005,784
	2.625%, due 12/31/14	2,700,000	2,739,447
	3.375%, due 11/15/19	9,380,000	9,199,716
			99,391,015
	Total U.S. Government & Federal Agencies (Cost $132,670,886)		134,294,458

	Yankee Bonds 2.0% (g)
	Banks 0.8%
	Bank of Nova Scotia 3.40%, due 1/22/15	1,000,000	1,013,803
	Barclays Bank PLC
	5.00%, due 9/22/16	725,000	745,278
	5.125%, due 1/8/20	1,000,000	988,324
	Credit Suisse/New York NY 5.30%, due 8/13/19	1,000,000	1,028,036
	Westpac Banking Corp. 4.875%, due 11/19/19	1,450,000	1,442,757
			5,218,198
	Oil & Gas 0.4%
	Petroleos Mexicanos 4.875%, due 3/15/15 (e)	1,000,000	1,007,500
	Shell International Finance B.V. 4.00%, due 3/21/14	1,500,000	1,585,500
			2,593,000
	Pharmaceuticals 0.1%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	900,000	945,470

	Sovereign 0.2%
	Svensk Exportkredit AB 3.25%, due 9/16/14	1,000,000	1,018,134

	Telecommunications 0.5%
	Deutsche Telekom International Finance B.V. 6.00%, due 7/8/19	1,500,000	1,622,295
	Vodafone Group PLC 5.625%, due 2/27/17	1,300,000	1,395,045
			3,017,340
	Total Yankee Bonds (Cost $12,308,184)		12,792,142

	Total Long-Term Bonds (Cost $254,495,929)		261,778,411

		Shares	Value
	Common Stocks 58.0%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A (h)	31,310	317,797

	Aerospace & Defense 1.3%
	General Dynamics Corp.	18,784	1,255,711
	L-3 Communications Holdings, Inc.	7,710	642,551
	Lockheed Martin Corp.	37,910	2,825,053
	Northrop Grumman Corp.	64,812	3,668,359
			8,391,674
	Agriculture 0.8%
	Altria Group, Inc.	105,907	2,103,313
	Archer-Daniels-Midland Co.	54,335	1,628,420
	Philip Morris International, Inc.	34,008	1,547,704
	Reynolds American, Inc.	688	36,602
			5,316,039
	Airlines 0.1%
	Copa Holdings S.A. Class A	13,560	704,849

	Apparel 0.7%
	Coach, Inc.	58,887	2,053,979
	NIKE, Inc. Class B	5,710	364,012
	Polo Ralph Lauren Corp.	28,936	2,372,752
			4,790,743
	Auto Manufacturers 0.3%
	Oshkosh Corp.	56,133	2,024,717

	Banks 2.2%
	BancorpSouth, Inc.	58,324	1,334,453
	Capital One Financial Corp.	86,711	3,196,167
	Marshall & Ilsley Corp.	192,973	1,333,443
	Popular, Inc.	467,499	1,005,123
	Regions Financial Corp.	609,382	3,869,576
	SunTrust Banks, Inc.	85,211	2,073,184
	Wilmington Trust Corp.	3,042	39,911
	Zions Bancorp	86,704	1,644,775
			14,496,632
	Biotechnology 0.2%
	Amgen, Inc. (h)	23,569	1,378,315

	Building Materials 0.1%
	Armstrong World Industries, Inc. (h)	21,893	797,562

	Chemicals 1.5%
	Ashland, Inc.	117,116	4,732,657
	Cabot Corp.	58,963	1,520,066
	Cytec Industries, Inc.	4,396	164,015
	Huntsman Corp.	68,035	829,346
	Lubrizol Corp. (The)	20,746	1,528,773
	RPM International, Inc.	27,927	522,235
	Sherwin-Williams Co. (The)	2,385	151,090
			9,448,182
	Commercial Services 0.7%
	Brinks Home Security Holdings, Inc. (h)	4,578	187,698
	H&R Block, Inc.	52,861	1,137,569
	Moody's Corp.	1,848	50,986
	R.R. Donnelley & Sons Co.	100,978	2,001,384
	SAIC, Inc. (h)	30,547	559,926
	Washington Post Co. Class B	344	149,509
	Weight Watchers International, Inc.	8,588	247,850
			4,334,922
	Computers 1.6%
	Affiliated Computer Services, Inc. Class A (h)	17,986	1,106,499
	Dell, Inc. (h)	15,435	199,111
	Hewlett-Packard Co.	97,242	4,577,181
	International Business Machines Corp.	11,578	1,417,031
	Lexmark International, Inc. Class A (h)	24,187	623,783
	Western Digital Corp. (h)	67,890	2,579,141
			10,502,746
	Cosmetics & Personal Care 1.0%
	Colgate-Palmolive Co.	31,542	2,524,306
	Procter & Gamble Co. (The)	66,306	4,081,135
			6,605,441
	Distribution & Wholesale 0.4%
	Tech Data Corp. (h)	55,554	2,263,825

	Diversified Financial Services 2.2%
	Ameriprise Financial, Inc.	26,547	1,015,157
	BlackRock, Inc.	21,158	4,524,004
	Discover Financial Services	165,522	2,264,341
	Interactive Brokers Group, Inc. (h)	4,779	75,986
	JPMorgan Chase & Co.	76,283	2,970,460
	T. Rowe Price Group, Inc.	20,320	1,008,278
	TD Ameritrade Holding Corp. (h)	142,165	2,524,851
			14,383,077
	Electric 4.3%
	AES Corp. (The) (h)	85,861	1,084,425
	Alliant Energy Corp.	30,845	962,364
	Ameren Corp.	65,660	1,677,613
	American Electric Power Co., Inc.	111,592	3,866,663
	Consolidated Edison, Inc.	72,155	3,156,060
	DTE Energy Corp.	71,316	2,998,125
	Duke Energy Corp.	282,476	4,669,328
	FirstEnergy Corp.	12,778	557,376
	Hawaiian Electric Industries, Inc.	33,653	665,656
	Integrys Energy Group, Inc.	7,926	331,703
	Mirant Corp. (h)	225,876	3,178,075
	PG&E Corp.	16,727	706,549
	Pinnacle West Capital Corp.	28,555	1,022,840
	Progress Energy, Inc.	74,721	2,911,877
	Westar Energy, Inc.	3,908	83,358
			27,872,012
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	65,229	2,709,613
	Hubbel, Inc. Class B	8,370	360,412
			3,070,025
	Electronics 0.3%
	Arrow Electronics, Inc. (h)	11,391	299,242
	FLIR Systems, Inc. (h)	7,761	229,570
	Garmin, Ltd.	37,352	1,206,843
	Jabil Circuit, Inc.	1,273	18,433
			1,754,088
	Engineering & Construction 0.6%
	Fluor Corp.	36,033	1,633,736
	Shaw Group, Inc. (The) (h)	62,724	2,025,358
			3,659,094
	Environmental Controls 0.1%
	Nalco Holding Co.	19,922	469,761
	Waste Connections, Inc. (h)	13,347	429,373
			899,134
	Food 1.1%
	H.J. Heinz Co.	62,740	2,737,346
	Safeway, Inc.	133,434	2,995,593
	SUPERVALU, Inc.	85,739	1,261,221
			6,994,160
	Forest Products & Paper 0.5%
	International Paper Co.	141,928	3,251,570

	Gas 0.8%
	Energen Corp.	32,938	1,447,625
	NiSource, Inc.	132,327	1,885,660
	Sempra Energy	33,213	1,685,560
			5,018,845
	Health Care - Products 0.4%
	Hill-Rom Holdings, Inc.	9,197	214,934
	Johnson & Johnson	35,536	2,233,793
			2,448,727
	Health Care - Services 2.1%
¤	CIGNA Corp.	149,631	5,053,039
	Humana, Inc. (h)	51,699	2,513,605
	LifePoint Hospitals, Inc. (h)	22,071	661,689
	Lincare Holdings, Inc. (h)	15,072	554,951
¤	UnitedHealth Group, Inc.	151,015	4,983,495
			13,766,779
	Home Builders 0.0%‡
	Thor Industries, Inc.	6,757	214,535

	Insurance 4.4%
	Allied World Assurance Holdings, Ltd./Bermuda	40,908	1,831,042
	American Financial Group, Inc.	112,423	2,789,215
	Arch Capital Group, Ltd. (h)	40,337	2,885,709
	Aspen Insurance Holdings, Ltd.	6,971	185,638
	Assurant, Inc.	87,768	2,758,548
	Axis Capital Holdings, Ltd.	111,237	3,203,626
	Chubb Corp. (The)	1,616	80,800
	Endurance Specialty Holdings, Ltd.	46,974	1,692,003
	Genworth Financial, Inc. Class A (h)	111,387	1,541,596
	MetLife, Inc.	97,979	3,460,618
	Old Republic International Corp.	16,752	177,404
	OneBeacon Insurance Group, Ltd.	16,588	215,312
	PartnerRe, Ltd.	7,194	536,600
	Principal Financial Group, Inc.	45,065	1,038,748
	Protective Life Corp.	36,410	613,509
	Prudential Financial, Inc.	17,423	870,976
	Transatlantic Holdings, Inc.	16,642	826,941
	Unitrin, Inc.	24,925	540,873
	Unum Group	152,488	2,984,190
			28,233,348
	Internet 1.3%
	AOL, Inc. (h)	11,736	281,312
	eBay, Inc. (h)	113,073	2,602,940
	Google, Inc. Class A (h)	5,957	3,153,755
	IAC/InterActiveCorp (h)	24,320	488,346
	Liberty Media Corp. Interactive Class A (h)	125,258	1,300,178
	Symantec Corp. (h)	37,849	641,541
			8,468,072
	Iron & Steel 1.4%
	AK Steel Holding Corp.	116,718	2,374,044
	Cliffs Natural Resources, Inc.	98,548	3,936,992
	Reliance Steel & Aluminum Co.	67,063	2,732,147
			9,043,183
	Machinery - Diversified 0.4%
	Cummins, Inc.	52,424	2,367,468
	Wabtec Corp.	2,798	107,247
			2,474,715
	Media 3.0%
	Comcast Corp. Class A	300,165	4,751,612
	Gannett Co., Inc.	119,190	1,924,919
	Liberty Media-Starz, Series A (h)	6,127	287,356
	Meredith Corp.	16,553	512,812
	Time Warner Cable, Inc.	92,133	4,016,077
	Time Warner, Inc.	154,094	4,229,880
	Walt Disney Co. (The)	127,430	3,765,557
			19,488,213
	Metal Fabricate & Hardware 0.6%
	Precision Castparts Corp.	37,373	3,933,508

	Mining 0.7%
	Freeport-McMoRan Copper & Gold, Inc.	65,529	4,370,129

	Miscellaneous - Manufacturing 2.5%
	Carlisle Cos., Inc.	39,503	1,324,141
	Dover Corp.	15,772	676,303
¤	General Electric Co.	299,228	4,811,586
	Honeywell International, Inc.	16,802	649,229
	ITT Corp.	76,457	3,693,638
	John Bean Technologies Corp.	5,951	98,132
	Leggett & Platt, Inc.	27,173	496,179
	Parker Hannifin Corp.	54,442	3,043,852
	Trinity Industries, Inc.	89,959	1,406,959
			16,200,019
	Oil & Gas 6.5%
	Chevron Corp.	62,017	4,472,666
	Cimarex Energy Co.	17,801	875,987
	ConocoPhillips	95,685	4,592,880
	ENSCO International PLC, Sponsored ADR (i)	111,071	4,335,101
	ENSCO International, Inc.	1,440	56,203
	Forest Oil Corp. (h)	111,447	2,688,102
	Marathon Oil Corp.	72,948	2,174,580
	Murphy Oil Corp.	61,862	3,159,911
	Occidental Petroleum Corp.	56,767	4,447,127
	Patterson-UTI Energy, Inc.	56,646	870,083
	Plains Exploration & Production Co. (h)	135,257	4,510,821
	Rowan Cos., Inc. (h)	47,622	1,022,921
	Tesoro Corp.	61,726	771,575
	Unit Corp. (h)	75,764	3,450,292
	Valero Energy Corp.	253,070	4,661,549
			42,089,798
	Oil & Gas Services 0.2%
	Helix Energy Solutions Group, Inc. (h)	41,713	442,575
	National-Oilwell Varco, Inc.	5,975	244,378
	SEACOR Holdings, Inc. (h)	9,102	639,415
			1,326,368
	Packaging & Containers 0.2%
	Crown Holdings, Inc. (h)	50,594	1,204,643
	Sonoco Products Co.	10,229	283,957
			1,488,600
	Pharmaceuticals 1.3%
	Abbott Laboratories	30,242	1,601,011
	AmerisourceBergen Corp.	104,938	2,860,610
	Forest Laboratories, Inc. (h)	35,018	1,037,933
	Herbalife, Ltd.	560	21,756
	King Pharmaceuticals, Inc. (h)	123,397	1,481,998
	Pfizer, Inc.	58,060	1,083,400
			8,086,708
	Real Estate Investment Trusts 3.1%
¤	Annaly Capital Management, Inc.	301,513	5,240,296
	Apartment Investment & Management Co. Class A	28,409	436,362
	CapitalSource, Inc.	60,600	290,274
	Duke Realty Corp.	159,172	1,801,827
	HRPT Properties Trust	113,518	757,165
	Macerich Co. (The)	97,358	3,003,494
	Mack-Cali Realty Corp.	18,722	610,712
	ProLogis	213,840	2,694,384
	Public Storage	1,630	129,063
	Senior Housing Properties Trust	33,286	694,013
	SL Green Realty Corp.	96,760	4,401,613
			20,059,203
	Retail 2.6%
	Big Lots, Inc. (h)	110,099	3,127,913
	BJ's Wholesale Club, Inc. (h)	21,055	711,448
	Foot Locker, Inc.	126,152	1,424,256
	Gap, Inc. (The)	132,418	2,526,535
	RadioShack Corp.	162,207	3,166,281
	Ross Stores, Inc.	69,064	3,172,110
	Wal-Mart Stores, Inc.	37,350	1,995,610
	Williams-Sonoma, Inc.	28,790	546,434
			16,670,587
	Savings & Loans 0.2%
	New York Community Bancorp, Inc.	68,839	1,034,650

	Semiconductors 1.4%
	Fairchild Semiconductor International, Inc. (h)	37,627	337,891
	Integrated Device Technology, Inc. (h)	75,698	429,208
	Intel Corp.	216,020	4,190,788
	Micron Technology, Inc. (h)	448,027	3,906,795
			8,864,682
	Software 0.4%
	IMS Health, Inc.	36,853	797,499
	Microsoft Corp.	65,760	1,853,117
			2,650,616
	Telecommunications 3.1%
	Amdocs, Ltd. (h)	57,565	1,645,783
	AT&T, Inc.	175,422	4,448,702
	CenturyTel, Inc.	117,893	4,009,541
	Cisco Systems, Inc. (h)	117,874	2,648,629
	EchoStar Corp. (h)	1,842	35,367
	Sprint Nextel Corp. (h)	853,497	2,799,470
	Verizon Communications, Inc.	139,112	4,092,675
			19,680,167
	Transportation 0.9%
	Expeditors International of Washington, Inc.	11,674	398,083
	Frontline, Ltd.	45,833	1,377,740
	Overseas Shipholding Group, Inc.	13,216	589,566
	Ryder System, Inc.	15,396	560,414
	Teekay Corp.	7,650	190,944
	Tidewater, Inc.	19,070	892,858
	Union Pacific Corp.	24,546	1,485,033
			5,494,638
	Total Common Stocks (Cost $346,349,895)		374,362,694

	Exchange Traded Fund 1.0% (j)
¤	S&P 500 Index-SPDR Trust Series 1	59,729	6,413,103

	Total Exchange Traded Fund (Cost $6,539,306)		6,413,103

	Principal Amount	Value
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $955,869 (Collateralized by United States Treasury Bills with rates of 0.076% and 0.088% and maturity dates of 3/18/10 and 6/3/10, with a Principal Amount of $980,000 and a Market Value of $979,860)	$955,869	955,869

Total Short-Term Investment (Cost $955,869)		955,869

Total Investments (Cost $608,340,999) (k)	99.7%	643,510,077

Other Assets, Less Liabilities	0.3	1,921,048
Net Assets	100.0%	$645,431,125

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

‡	Less than one-tenth of a percent.
(a)	Illiquid security. The total market value of these securities at January 31, 2010 is $1,641,253, which represents 0.3% of the Fund's net assets.
(b)	Issue in default.
(c)	Restricted security.
(d)	Fair valued security - The total market value of this security at January 31, 2010 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Non-income producing security.
(i)	ADR - American Depositary Receipt.
(j)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(k)	At January 31, 2010, cost is $608,733,045 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$57,582,949
Gross unrealized depreciation	(22,805,917)
Net unrealized appreciation	$34,777,032

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,185,551	$—	$2,185,551
Convertible Bond	—	—	18	18
Corporate Bonds	—	105,112,894	—	105,112,894
Mortgage-Backed Securities	—	7,393,348	—	7,393,348
U.S. Government & Federal Agencies	—	134,294,458	—	134,294,458
Yankee Bonds	—	12,792,142	—	12,792,142
Total Long-Term Bonds	—	261,778,393	18	261,778,411
Common Stocks	374,362,694	—	—	374,362,694
Exchange Traded Fund	6,413,103	—	—	6,413,103
Short-Term Investment
Repurchase Agreement	—	955,869	—	955,869
Total Investments in Securities	$380,775,797	$262,734,262	$18	$643,510,077

(a) For detailed industry descriptions, see the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2010
Convertible Bond
	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-

Total	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-

Balanced Fund
As of January 31, 2010, the Fund held the following restricted security:
	Date of	Principal		1/31/10	Percentage of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$177,810	$13,325	$18	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay U.S. Small Cap Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 97.0%†
	Aerospace & Defense 3.8%
	Alliant Techsystems, Inc. (a)	63,450	$5,010,646
	Curtiss-Wright Corp.	173,700	5,308,272
	Hexcel Corp. (a)	281,200	3,093,200
			13,412,118
	Biotechnology 1.6%
	Alkermes, Inc. (a)	484,700	5,302,618
	Onyx Pharmaceuticals, Inc. (a)	17,850	513,366
			5,815,984
	Building Products 2.0%
	Armstrong World Industries, Inc. (a)	145,300	5,293,279
	Masco Corp.	142,000	1,925,520
			7,218,799
	Capital Markets 4.2%
	Federated Investors, Inc. Class B	277,550	7,044,219
¤	Waddell & Reed Financial, Inc. Class A	248,350	7,780,805
			14,825,024
	Chemicals 5.7%
	International Flavors & Fragrances, Inc.	99,050	3,939,218
	Methanex Corp.	264,150	5,895,828
	Nalco Holding Co.	215,550	5,082,669
	Sensient Technologies Corp.	213,200	5,532,540
			20,450,255
	Commercial Banks 3.9%
	Investors Bancorp, Inc. (a)	392,002	4,637,384
	Texas Capital Bancshares, Inc. (a)	233,250	3,930,263
	UMB Financial Corp.	136,650	5,399,041
			13,966,688
	Communications Equipment 2.0%
	ADC Telecommunications, Inc. (a)	690,200	3,664,962
	Harmonic, Inc. (a)	578,450	3,511,192
			7,176,154
	Containers & Packaging 2.4%
¤	Silgan Holdings, Inc.	166,200	8,617,470

	Diversified Consumer Services 2.4%
	Brinks Home Security Holdings, Inc. (a)	81,500	3,341,500
	Service Corp. International	690,400	5,295,368
			8,636,868
	Electric Utilities 3.2%
	DPL, Inc.	174,250	4,676,870
	Westar Energy, Inc.	309,250	6,596,302
			11,273,172
	Electrical Equipment 2.1%
¤	Woodward Governor Co.	291,950	7,424,289

	Electronic Equipment & Instruments 2.9%
	DTS, Inc. (a)	192,416	5,445,373
	Jabil Circuit, Inc.	343,950	4,980,396
			10,425,769
	Energy Equipment & Services 2.4%
¤	Cal Dive International, Inc. (a)	1,019,150	7,174,816
	Dresser-Rand Group, Inc. (a)	45,639	1,350,002
			8,524,818
	Food Products 1.0%
	Corn Products International, Inc.	123,250	3,502,765

	Gas Utilities 1.5%
	ONEOK, Inc.	124,450	5,250,546

	Health Care Equipment & Supplies 6.8%
	Haemonetics Corp. (a)	105,550	5,975,186
	Inverness Medical Innovations, Inc. (a)	131,900	5,324,803
	SonoSite, Inc. (a)	227,650	6,198,909
	Teleflex, Inc.	119,700	6,842,052
			24,340,950
	Health Care Providers & Services 1.0%
	Bio-Reference Laboratories, Inc. (a)	94,100	3,556,980

	Hotels, Restaurants & Leisure 1.3%
	Multimedia Games, Inc. (a)	48,223	237,739
	Shuffle Master, Inc. (a)	504,950	4,489,006
			4,726,745
	Household Durables 5.3%
	KB Home	412,150	6,297,652
	Ryland Group, Inc. (The)	223,800	4,981,788
¤	Tupperware Brands Corp.	180,900	7,681,014
			18,960,454
	Household Products 1.2%
	Church & Dwight Co., Inc.	73,350	4,422,272

	Insurance 6.8%
	Arthur J. Gallagher & Co.	265,050	5,976,878
	Hanover Insurance Group, Inc. (The)	128,050	5,431,881
¤	Platinum Underwriters Holdings, Ltd.	198,298	7,190,285
	Validus Holdings, Ltd.	211,780	5,612,170
			24,211,214
	IT Services 1.9%
	Forrester Research, Inc. (a)	44,746	1,212,169
	NeuStar, Inc. Class A (a)	243,950	5,479,117
			6,691,286
	Machinery 4.9%
	Actuant Corp. Class A	38,600	647,322
¤	AGCO Corp. (a)	236,800	7,319,488
	Kennametal, Inc.	168,000	4,112,640
	Wabtec Corp.	143,800	5,511,854
			17,591,304
	Metals & Mining 1.0%
	RTI International Metals, Inc. (a)	146,900	3,635,775

	Multi-Utilities 4.8%
	CMS Energy Corp.	316,950	4,808,131
	NSTAR	157,750	5,417,135
	Vectren Corp.	300,850	7,003,788
			17,229,054
	Oil, Gas & Consumable Fuels 0.8%
	Southern Union Co.	132,850	2,928,014

	Pharmaceuticals 2.2%
	Auxilium Pharmaceuticals, Inc. (a)	7,300	205,568
¤	Endo Pharmaceuticals Holdings, Inc. (a)	375,050	7,542,255
			7,747,823
	Professional Services 1.1%
	IHS, Inc. Class A (a)	73,000	3,755,120

	Semiconductors & Semiconductor Equipment 0.7%
	MEMC Electronic Materials, Inc. (a)	207,650	2,612,237

	Software 3.3%
	Rovi Corp. (a)	119,300	3,444,191
	Solera Holdings, Inc.	38,300	1,268,113
	Sybase, Inc. (a)	130,650	5,313,535
	THQ, Inc. (a)	363,400	1,831,536
			11,857,375
	Specialty Retail 3.3%
	Aeropostale, Inc. (a)	21,150	695,624
	GameStop Corp. Class A (a)	316,800	6,263,136
	Monro Muffler Brake, Inc.	124,580	4,263,128
	PetSmart, Inc.	27,450	706,837
			11,928,725
	Textiles, Apparel & Luxury Goods 2.0%
	Warnaco Group, Inc. (The) (a)	183,450	7,103,184

	Thrifts & Mortgage Finance 5.2%
	Bank Mutual Corp.	272,493	1,820,253
	Brookline Bancorp, Inc.	266,000	2,662,660
	Capitol Federal Financial	49,506	1,614,886
	First Niagara Financial Group, Inc.	381,700	5,240,741
¤	Washington Federal, Inc.	386,300	7,204,495
			18,543,035
	Wireless Telecommunication Services 2.3%
	NTELOS Holdings Corp.	48,800	793,000
¤	Syniverse Holdings, Inc. (a)	444,956	7,479,710
			8,272,710
	Total Common Stocks (Cost $335,732,886)		346,634,976

		Principal Amount	Value
	Short-Term Investment 2.4%
	Repurchase Agreement 2.4%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $8,609,786 (Collateralized by a United States Treasury Bill with a rate of 0.076% and a maturity date of 3/18/10, with a Principal Amount of $8,785,000 and a Market Value of $8,784,122)	$8,609,779	8,609,779

	Total Short-Term Investment (Cost $8,609,779)		8,609,779

	Total Investments (Cost $344,342,665) (b)	99.4%	355,244,755

	Other Assets, Less Liabilities	0.6	1,969,115
	Net Assets	100.0%	$357,213,870

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	At January 31, 2010, cost is $345,505,139 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$23,370,006
Gross unrealized depreciation	(13,630,390)
Net unrealized appreciation	$9,739,616

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$346,634,976	$—	$—	$346,634,976
Short-Term Investment
Repurchase Agreement	—	8,609,779	—	8,609,779
Total Investments in Securities	$346,634,976	$8,609,779	$—	$355,244,755

(a) For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

Eclipse Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2010 unaudited

SECURITIES VALUATION.

The Funds prepare their financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and follow the significant accounting policies described below.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager, in consultation with the Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange on each valuation date. Investments in other mutual funds are valued at their net asset values ("NAV") at the close of the New York Stock Exchange on the valuation date.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the New York Stock Exchange on the valuation date.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2010, the MainStay Balanced Fund held a security with a value of $18, that was valued in such a manner.

“Fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of January 31, 2010, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the period ended January 31, 2010, there have been no changes to the fair value methodologies.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and(2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 30, 2010

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	March 30, 2010